UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22903

J.P. Morgan Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

With copies to:

Elizabeth A. Davin, Esq.	Jon S. Rand Esq.
JPMorgan Chase & Co.	Dechert LLP
460 Polaris Parkway	1095 Avenue of the Americas
Westerville, OH 43082	New York, NY 10036

Registrant’s telephone number, including area code: (844) 457-6383

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

J.P. Morgan Exchange-Traded Fund Trust

Schedule of Portfolio Investments as of July 31, 2014

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Exchange-Traded Funds are distributed by SEI Investments Distribution Co. (One Freedom Valley Dr., Oaks, PA 19456), which is not affiliated with JPMorgan Chase & Co. or any of its affiliates. J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, JPMorgan Chase Bank N.A., J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated, J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2014.

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.7%
	Australia — 9.4%
3,225	AGL Energy Ltd.	43,960
4,794	Amcor Ltd.	45,885
1,488	Ansell Ltd.	26,123
4,905	APA Group	33,858
14,635	Arrium Ltd.	10,996
5,515	Asciano Ltd.	30,613
873	ASX Ltd.	29,155
10,505	Aurizon Holdings Ltd.	48,504
2,043	BHP Billiton Ltd.	72,540
418	Caltex Australia Ltd.	9,510
16,890	CFS Retail Property Trust Group REIT	33,852
663	Cochlear Ltd.	38,927
3,100	Crown Resorts Ltd.	46,389
1,125	CSL Ltd.	70,091
5,175	CSR Ltd.	17,998
31,406	Dexus Property Group REIT	34,506
672	Flight Centre Travel Group Ltd.	29,316
7,930	GPT Group REIT	29,856
6,030	Harvey Norman Holdings Ltd.	17,110
11,793	Incitec Pivot Ltd.	32,273
4,213	Origin Energy Ltd.	55,484
873	Ramsay Health Care Ltd.	38,893
4,171	Santos Ltd.	55,879
13,310	Scentre Group REIT (a)	42,055
2,445	Sonic Healthcare Ltd.	40,895
3,434	Suncorp Group Ltd.	45,150
9,828	Sydney Airport	38,987
10,836	Tabcorp Holdings Ltd.	35,014
11,376	Tatts Group Ltd.	37,358
12,789	Telstra Corp. Ltd.	64,854
3,879	Transurban Group	27,855
1,806	Wesfarmers Ltd.	73,132
1,926	Woodside Petroleum Ltd.	75,603
2,248	Woolworths Ltd.	76,622

		1,409,243

	Austria — 0.2%
663	OMV AG	26,665

	Belgium — 0.9%
936	Belgacom S.A.	30,587
393	Colruyt S.A.	19,032
273	Groupe Bruxelles Lambert S.A.	27,152
153	Solvay S.A.	24,704
364	UCB S.A.	33,388

		134,863

	Bermuda — 0.9%
271	Everest RE Group (a)	42,252
410	PartnerRe Ltd.	42,787
423	RenaissanceRe Holdings Ltd.	41,374
411	Seadrill Ltd.	14,766

		141,179

	Canada — 3.4%
336	Agrium Inc.	30,631
882	BCE Inc.	39,944
613	Bell Aliant Inc.	17,372
663	Canadian National Railway Co.	44,322
321	Canadian Tire Corp. Ltd., Class A	30,494
930	Fortis Inc.	28,616
1,089	Husky Energy Inc.	33,129
465	Imperial Oil Ltd.	23,861
336	Magna International Inc.	36,082
429	Metro Inc., Class A	27,971
819	National Bank of Canada	36,655
528	RioCan REIT	13,113
810	Rogers Communications Inc., Class B	31,632
1,398	Shaw Communications Inc., Class B	34,259
549	Tim Hortons Inc.	30,669
945	TransCanada Corp.	47,408

		506,158

	China — 0.3%
438,000	Semiconductor Manufacturing International Corp. (a)	40,282

	Denmark — 0.9%
75	Carlsberg A/S, Class B	7,176
295	Christian Hansen Holdings	12,197
513	Coloplast A/S, Class B	43,376
423	H Lundbeck A/S	9,693
421	Novozymes A/S, Class B	20,818
3,823	TDC A	38,567

		131,827

	Finland — 0.7%
1,263	Fortum OYJ	32,472
1,527	Neste Oil OYJ	28,217
606	Sampo OYJ, Class A	30,103
1,182	Stora Enso OYJ, Class R	10,620

		101,412

	France — 3.0%
444	AtoS	34,670
473	Capital Gemini S.A.	34,299
291	Casino Guichard Perrachon S.A.	35,073
702	Dassault Systemes	47,108
223	Eutelsat Communications S.A.	7,701
538	Lagardere SCA	16,016
1,911	Orange S.A.	29,925
174	Pernod Ricard S.A.	19,486
339	Publicis Groupe S.A. (a)	24,596
427	Safran S.A.	25,094
314	Sanofi	32,967
167	Sodexo	16,598
1,392	Suez Environnement Co.	25,979
450	Thales S.A.	25,593
543	Total S.A.	35,020
238	Valeo S.A.	28,516
107	Vinci S.A.	7,384

		446,025

	Germany — 2.7%
147	BASF SE	15,214
125	Bayerische Motoren Werke AG	14,890
291	Beiersdorf AG	26,229
123	Continental AG	26,490
1,710	Deutsche Telekom AG	27,749
384	Fraport AG Frankfurt Airport Services Worldwide	25,238
480	Fresenius Medical Care AG & Co..KGaA	33,273
179	Fresenius SE & Co..KGaA	26,767
301	Hannover Rueck SE	25,694
204	Hugo Boss AG	29,271

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Germany — continued
1,970	Infineon Technologies AG	21,706
166	Linde AG	33,857
360	Merck KGaA	31,835
294	SAP SE	23,106
663	Software AG	16,587
327	Suedzucker AG	5,728
666	United Internet AG	26,627

		410,261

	Greece — 0.2%
1,767	Hellenic Telecommunications Organization SA (a)	24,221

	Hong Kong — 3.7%
6,000	Cathay Pacific Airways Ltd.	11,335
3,000	Cheung Kong Holdings Ltd.	57,959
6,000	Cheung Kong Infrastructure Holdings Ltd.	42,270
6,000	CLP Holdings Ltd.	49,912
2,100	Hang Seng Bank Ltd.	35,575
21,000	Hong Kong & China Gas Co., Ltd.	45,956
6,000	Hutchison Whampoa Ltd.	81,393
1,875	Johnson Electric (a)	7,227
7,500	Link REIT	42,552
9,000	MTR Corp. Ltd.	35,357
42,000	PCCW Ltd.	25,850
5,500	Power Assets Holdings Ltd.	49,127
3,500	Swire Pacific Ltd., Class A	45,063
36,000	Xinyi Glass Holdings Ltd.	21,056
36,000	Xinyi Solar Holdings Ltd.	10,207

		560,839

	Israel — 0.2%
447	Check Point Software Technologies Ltd. (a)	30,338

	Italy — 0.9%
7,648	Enel Green Power SpA	21,154
1,167	Eni SpA	29,695
7,167	Parmalat (a)	23,666
1,542	Pirelli & C. SpA	22,996
6,414	Terna Rete Elettrica Nazionale SpA	33,733

		131,244

	Japan — 24.0%
2,400	Aeon Co., Ltd.	26,947
2,000	Ajinomoto Co., Inc.	30,744
15,000	ANA Holdings Inc.	37,110
1,400	Anritsu Corp.	13,341
11,000	Aozora Bank Ltd.	37,379
6,000	Asahi Kasei Corp.	47,419
1,000	Bank of Kyoto Ltd.	9,084
9,000	Bank of Yokohama Ltd.	51,211
2,100	Brother Industries Ltd.	37,572
400	Canon Inc.	13,086
1,500	Capcom Co., Ltd.	27,397
400	Central Japan Railway Co.	56,809
6,000	Chiba Bank Ltd.	43,677
1,600	Chubu Electric Power Co., Inc. (a)	18,599
1,100	Chugai Pharmaceutical Co., Ltd.	36,611
1,800	Chugoku Electric Power Co., Inc. (a)	23,932
15,000	Cosmo Oil Co., Ltd.	30,068
1,000	Daicel Corp.	10,093
1,100	Daiichi Sankyo Co., Ltd.	20,002
9,000	DIC Corp.	20,619
3,000	Dowa Holdings Co., Ltd.	27,915
600	East Japan Railway Co.	48,064
700	Eisai Co., Ltd.	29,652
1,200	Electric Power Development Co., Ltd.	38,661
900	FamilyMart Co., Ltd.	40,420
8,000	Fuji Electric Co., Ltd. (a)	41,250
500	Fuji Media Holdings Inc.	7,985
1,800	FUJIFILM Holdings Corp. (a)	51,382
3,000	Fujikura Ltd.	14,837
9,000	Fukuoka Financial Group Inc.	46,041
400	Hikari Tsushin Inc.	29,285
100	Hisamitsu Pharmaceutical Co., Inc.	3,983
1,800	Hokuriku Electric Power Co. (a)	23,311
1,400	Hoya Corp. (a)	45,330
1,500	Idemitsu Kosan Co., Ltd.	30,660
3,300	Inpex Corp.	48,908
3,900	ITOCHU Corp.	49,658
600	Japan Airlines Co., Ltd.	33,143
900	Japan Petroleum Exploration Co.	34,039
8,700	JX Holdings Inc.	44,736
6,000	Kaneka Corp.	36,084
15,000	Kawasaki Kisen Kaisha Ltd.	31,977
900	KDDI Corp.	51,735
2,000	Keisei Electric Railway Co., Ltd.	20,503
4,800	Konica Minolta Inc.	51,244
2,500	Kuraray Co., Ltd.	32,746
3,000	Kyowa Hakko Kirin Co., Ltd.	41,216
7,000	Marubeni Corp.	49,196
400	MEIJI Holdings Co., Ltd.	28,671
3,000	Mitsubishi Tanabe Pharma Corp.	43,577
3,000	Mitsui Mining & Smelting Co., Ltd.	8,906
500	Mochida Pharmaceutical Co., Ltd.	34,119
1,000	NGK Spark Plug Co., Ltd.	29,898
2,000	NH Foods Ltd.	40,941
3,000	Nippon Kayaku Co., Ltd.	38,029
1,000	Nippon Paper Industries Co., Ltd.	17,484
2,000	Nippon Shokubai Co., Ltd.	25,636
900	Nippon Telegraph & Telephone Corp.	59,764
2,100	Nippon Television Holdings Inc.	35,696
2,700	Nipro Corp.	23,107
800	Nissin Foods Holdings Co., Ltd.	43,957
500	Nitori Holdings Co., Ltd.	28,085
700	Nomura Research Institute Ltd.	22,040
900	NTT Data Corp.	34,274
3,000	NTT DOCOMO Inc.	52,609
200	Ono Pharmaceutical Co., Ltd.	16,918
300	Oriental Land Co., Ltd.	56,336
12,000	Osaka Gas Co., Ltd.	49,912
900	Otsuka Corp.	41,007
1,600	Otsuka Holdings Co., Ltd.	50,948
600	Park24 Co., Ltd.	11,007
8,700	Resona Holdings Inc.	48,481
900	Ricoh Co., Ltd.	10,303
600	Rohm Co., Ltd.	33,825
800	Sankyo Co., Ltd.	31,130
100	Santen Pharmaceutical Co., Ltd.	5,895
600	Sawai Pharmaceutical Co., Ltd.	34,005
1,200	Seiko Epson Corp.	51,367
1,000	Sekisui Chemical Co., Ltd.	11,990
3,400	Sekisui House Ltd.	44,625
7,800	Seven Bank Ltd.	31,302
300	Shimamura Co., Ltd.	29,751
2,400	Shionogi & Co., Ltd.	51,813
2,000	Shizuoka Bank Ltd.	21,555
4,200	Showa Shell Sekiyu	47,370
900	SoftBank Corp.	64,699
3,600	Sumitomo Corp.	47,441
700	Sumitomo Dainippon Pharma Co., Ltd.	8,558

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Japan — continued
9,000	Sumitomo Osaka Cement Co., Ltd.	32,354
1,000	Suruga Bank Ltd.	19,499
600	Suzuken Co., Ltd.	19,130
300	Taisho Pharmaceutical Holdings Co.,Ltd.	21,357
1,200	Takeda Pharmaceutical Co., Ltd.	54,735
2,400	Tohoku Electric Power Co., Inc.	26,207
1,800	Tokyo Broadcasting System Holdings Inc.	20,824
5,500	Tokyo Electric Power Co., Inc. (a)	21,459
9,000	Tokyo Gas Co., Ltd.	51,414
4,000	TonenGeneral Sekiyu	34,934
4,000	Toppan Printing Co., Ltd.	30,470
6,000	Tosoh Corp.	26,326
900	Toyota Industries Corp.	43,846
1,300	Toyota Motor Corp. (a)	76,752
100	Trend Micro Inc.	3,560
1,200	Tsumura & Co.	28,850
5,000	Ube Industries Ltd.	8,627
1,100	West Japan Railway Co.	49,892
1,500	Yamato Holdings Co., Ltd.	31,246
3,000	Yokohama Rubber Co., Ltd.	25,975
1,000	Zeon Corp.	9,877

		3,600,026

	Netherlands — 1.2%
330	Fugro N.V.	12,707
77	Gemalto N.V.	7,520
303	Heineken Holding N.V.	19,291
1,689	Koninklijke Ahold N.V.	29,450
1,306	Reed Elsevier N.V.	29,399
1,017	Royal Dutch Shell plc, Class A	41,815
1,077	STMicroelectronics N.V.	8,966
1,032	Wolters Kluwer N.V.	28,593

		177,741

	New Zealand — 0.3%
18,009	Telecom Corp of New Zealand Ltd.	43,448

	Norway — 0.5%
816	Orkla ASA	7,386
1,041	Statoil ASA	29,746
608	Telenor ASA	13,992
606	Yara International ASA	27,773

		78,897

	Portugal — 0.4%
8,793	EDP—Energias de Portugal S.A.	41,178
8,935	Portugal Telecom SGPS S.A.	19,288

		60,466

	Singapore — 3.0%
9,000	CapitaMall Trust REIT	14,180
5,000	DBS Group Holdings Ltd.	72,846
87,000	Golden Agri-Resources Ltd.	37,139
36,000	Hutchison Port Holdings Trust, Class U	26,784
6,000	Keppel Corp. Ltd.	52,590
2,000	Oversea-Chinese Banking Corp. Ltd.	15,962
9,000	Sembcorp Industries Ltd.	39,412
3,000	Singapore Airlines Ltd.	24,772
12,000	Singapore Press Holdings Ltd.	39,872
21,000	Singapore Telecommunications Ltd.	68,303
3,000	Venture Corp. Ltd.	19,477
16,000	Wilmar International Ltd.	41,774

		453,111

	Slovak Republic — 0.2%
978	Celltrion Inc. (a)	37,519

	South Korea — 7.4%
48	CJ CheilJedang Corp.	15,448
153	CJ Corp.	21,572
324	Daum Communications Corp.	41,403
490	GS Holdings	22,286
645	Halla Visteon Climate Control Corp.	31,806
549	Hankook Tire Co., Ltd.	30,050
1,338	Hanwha Chemical Corp.	23,295
341	Hyundai Motor Co.	80,725
687	Hyundai Steel Co.	52,339
1,894	Industrial Bank of Korea	28,082
1,350	Korea Electric Power Corp.	55,709
597	Korea Gas Corp. (a)	35,530
1,464	KT Corp.	47,224
534	KT&G Corp.	51,745
78	LG Chemical Ltd.	21,828
1,527	LG Display Co., Ltd. (a)	50,128
4,314	LG Uplus Corp.	39,675
75	Lotte Shopping Co., Ltd.	23,126
77	NAVER Corp.	54,982
240	POSCO	77,989
62	Samsung Electronics Co., Ltd.	80,241
333	Samsung Fine Chemicals Co., Ltd.	13,938
285	SK C&C Co., Ltd.	46,479
186	SK Holdings Co., Ltd.	31,504
1,354	SK Hynix Inc. (a)	58,912
243	SK Telecom Co., Ltd.	62,379
549	SKC Co., Ltd.	19,217

		1,117,612

	Spain — 1.8%
15	Acciona S.A.	1,230
1,139	Enagas S.A.	37,894
786	Endesa S.A.	30,281
1,428	Ferrovial S.A.	29,919
1,071	Gas Natural SDG S.A.	32,904
522	Grifols S.A.	23,562
4,502	Iberdrola S.A.	33,494
366	Red Electrica Corp. S.A.	31,450
741	Repsol S.A.	18,479
1,700	Telefonica S.A.	27,714

		266,927

	Sweden — 2.5%
294	Autoliv Inc.	29,256
1,881	Boliden AB	30,473
243	Getinge AB, Class B	5,944
888	Holmen AB, Class B	29,906
828	Investor AB, Class B	29,766
3,123	Securitas AB, Class B	36,310
1,800	Skanska AB, Class B	37,401
1,440	Svenska Cellulosa AB SCA, Class B	35,462
699	Svenska Handelsbanken AB, Class A	33,664
3,370	Tele2 AB, Class B	41,112
2,416	Telefonaktiebolaget LM Ericsson, Class B	30,084
5,175	TeliaSonera AB	38,759

		378,137

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Switzerland — 2.2%
312	Actelion Ltd.	37,473
292	Aryzta AG	26,411
201	Baloise Holding AG	24,202
1,168	Clariant AG	21,745
651	Garmin Ltd.	35,831
21	Givaudan S.A. (a)	34,347
276	Lonza Group AG	30,607
369	Novartis AG	32,102
3	Roche Holding AG	871
137	Sonova Holding AG	21,256
102	Sulzer (a)	13,488
38	Swiss Life Holding AG	8,787
69	Swisscom AG	38,309

		325,429

	United Kingdom — 3.5%
1,359	AMEC plc	26,015
592	Associated British Foods plc	27,713
4,209	BP plc	34,277
1,305	British Land Co., plc REIT	15,439
2,961	BT Group plc, Class A	19,385
1,458	Bunzl plc	39,080
160	Drax Group plc	1,882
346	easyJet plc	7,541
405	Ensco plc, Class A	20,513
1,251	GKN plc	7,198
1,012	GlaxoSmithKline plc	24,388
1,209	Hammerson plc REIT	12,225
4,392	J Sainsbury plc	23,150
117	Johnson Matthey plc	5,830
4,050	Kingfisher plc	20,456
1,723	Land Securities Group plc REIT	30,229
326	Next plc	37,207
3,417	Rexam plc	28,805
801	Rowan Co., plc, Class A	24,447
4,579	Sage Group plc	28,440
1,920	Smith & Nephew plc	33,043
1,613	Tate & Lyle plc	16,934
6,771	WM Morrison Supermarkets plc	19,218
1,353	WPP plc	26,934

		530,349

	United States — 24.3%
222	Airgas Inc.	23,736
36	Alleghany Corp. (a)	14,899
564	Alliant Energy Corp.	31,866
753	Amdocs (a)	34,141
588	Ameren Corp.	22,609
871	American Water Works Co., Inc.	41,608
495	AmerisourceBergen Corp., Class A	38,070
18	Arthur J Gallagher & Co.	810
300	Ashland Inc.	31,395
471	Assurant Inc.	29,842
1,508	AT&T Inc.	53,670
594	AutoNation Inc. (a)	31,672
36	AutoZone Inc. (a)	18,613
645	Avery Dennison Corp.	30,450
678	Axis Capital Holdings Ltd.	29,256
353	Becton Dickinson and Co.	41,033
768	Bemis Co., Inc.	29,960
1,084	Broadridge Financial Solutions Inc.	43,761
252	Brown-Forman Corp., Class B	21,836
1,077	CA Inc.	31,104
828	CareFusion Corp. (a)	36,258
1,248	CenturyLink Inc.	48,971
108	CF Industries Holdings Inc.	27,037
408	Chevron Corp.	52,730
69	Chubb Corp.	5,983
441	Church & Dwight Co., Inc.	28,303
359	Cigna Corp.	32,324
603	Cincinnati Financial Corp.	27,750
513	Cintas Corp.	32,114
1,053	CMS Energy Corp.	30,463
441	CNA Financial Corp.	16,480
756	Coca-Cola Enterprises Inc.	34,360
465	Commerce Bancshares Inc.	20,953
417	Computer Sciences Corp.	26,017
621	ConocoPhillips	51,233
14	Consolidated Edison Inc.	785
135	Constellation Brands Inc., Class A (a)	11,240
153	CR Bard Inc.	22,832
615	DENTSPLY International Inc.	28,548
357	Diamond Offshore Drilling Inc.	16,704
294	Discovery Communications Inc., Class A (a)	25,051
351	Dr Pepper Snapple Group Inc.	20,625
402	DST Systems Inc.	36,208
477	DTE Energy Co.	35,212
165	Duke Energy Corp.	11,901
210	Eastman Chemical Co.	16,544
384	EI du Pont de Nemours & Co.	24,695
273	Energizer Holdings Inc.	31,330
519	Fidelity National Information Services Inc.	29,271
851	Foot Locker Inc.	40,448
6,117	Frontier Communications Corp.	40,066
468	GameStop Corp., Class A	19,642
429	Genuine Parts Co.	35,530
390	Harris Corp.	26,625
522	Hasbro Inc.	26,079
291	Henry Schein Inc. (a)	33,829
642	Hillshire Brands Co.	40,298
660	Hormel Foods Corp.	29,872
645	IAC	43,344
327	International Flavors & Fragrances Inc.	33,024
424	JM Smucker Co.	42,247
561	Johnson & Johnson	56,151
356	L-3 Communications Holdings Inc., Class 3	37,366
297	Laboratory Corp of America Holdings (a)	30,796
996	Leggett & Platt Inc.	32,669
804	Leidos Holdings	29,700
1,086	Liberty Interactive Corp., Class A (a)	30,462
1,052	Marathon Oil Corp.	40,765
153	McCormick & Co., Inc.	10,064
891	MDU Resources Group Inc.	28,075
721	Medtronic Inc.	44,515
483	Molson Coors Brewing Co., Class B	32,617
495	Motorola Solutions Inc.	31,522
417	Murphy Oil Corp.	25,908
1,032	Newell Rubbermaid Inc.	33,519
942	NiSource Inc.	35,495
762	Northeast Utilities	33,452
397	Northrop Grumman Corp.	48,938
1,137	NVIDIA Corp.	19,897
717	Patterson Co., Inc.	27,970
735	Patterson-UTI Energy Inc.	25,247
1,778	Pepco Holdings Inc.	47,739
99	PetSmart Inc.	6,746
929	Pfizer Inc.	26,662
19	PG&E Corp.	849

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United States — continued
546	Pinnacle West Capital Corp.	29,206
222	PPG Industries Inc.	44,036
1,221	PPL Corp.	40,281
495	Quest Diagnostics Inc.	30,245
492	Questar Corp.	10,942
498	Raytheon Co.	45,203
453	Republic Services Inc., Class A	17,182
330	Ryder System Inc.	28,423
375	SBA Communications Corp., Class A (a)	40,099
645	SCANA Corp.	32,818
249	Scripps Networks Interactive Inc., Class A	20,520
408	Sigma-Aldrich Corp.	40,971
4,047	Sprint Corp. (a)	29,745
702	Starz (a)	20,014
876	Synopsys Inc. (a)	33,086
1,731	TECO Energy Inc.	30,223
1,194	TELUS Corp.	41,671
198	Thomson Reuters Corp.	7,480
1,200	T-Mobile US Inc. (a)	39,528
594	Torchmark Corp.	31,328
957	Total System Services Inc.	30,624
210	TRW Automotive Holdings Corp. (a)	21,481
756	Tyson Foods Inc., Class A	28,131
456	Universal Health Services Inc., Class B	48,610
1,062	Verizon Communications Inc.	53,546
585	Walt Disney Co. (The)	50,240
338	WellPoint Inc.	37,116
3,465	Windstream Holdings Inc.	39,709
891	Wisconsin Energy Corp.	38,830
669	WR Berkley Corp.	29,844
552	Wyndham Worldwide Corp.	41,704
1,194	Xcel Energy Inc.	36,775
404	Xilinx Inc.	16,617
300	Zimmer Holdings Inc.	30,021

		3,646,630

	Total Common Stocks (Cost $14,836,735)
		14,810,849

Preferred Stock — 0.1%
	Germany — 0.1%
126	Porsche Automobil Holding SE	11,777

	Total Preferred Stock (Cost $13,198)	11,777

	Total Investments — 98.8% (Cost $14,849,933)	14,822,626
	Assets in Excess of Other Liabilities — 1.2%	184,149

	NET ASSETS — 100.00%	$15,006,775

Percentages indicated are based on net assets.

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	7.5%
Diversified Telecommunication Services	6.4
Chemicals	5.3
Pharmaceuticals	5.2
Electric Utilities	5.0
Commercial Banks	3.7
Food Products	3.4
Health Care Providers & Services	3.2
Media	3.0
Wireless Telecommunication Services	2.8
Insurance	2.7
IT Services	2.6
Health Care Equipment & Supplies	2.5
Multi-Utilities	2.4
Auto Components	2.1
Road & Rail	2.1
Gas Utilities	2.0
Real Estate Investment Trusts (REITs)	2.0
Hotels, Restaurants & Leisure	2.0
Metals & Mining	2.0
Semiconductors & Semiconductor Equipment	2.0
Food & Staples Retailing	1.8
Electronic Equipment & Instruments	1.7
Software	1.7
Specialty Retail	1.6
Industrial Conglomerates	1.5
Trading Companies & Distributors	1.5
Automobiles	1.2
Aerospace & Defense	1.2
Commercial Services & Supplies	1.2
Beverages	1.1
Internet Software & Services	1.1
Computers & Peripherals	1.1
Household Durables	1.1
Energy Equipment & Services	1.0
Others (each less than 1.0%)	11.3

Notes to Schedule of Portfolio Investments.

(a)	Non-income producing security

REIT	— Real Estate Investment Trust

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments as described in Note A of the Notes to Schedule of Portfolio Investments are $10,064,464 and 67.9%, respectively.

†	At July 31, 2014, the tax basis cost of the Fund’s investments was $14,849,933,and the unrealized appreciation and depreciation were $375,138 and $(402,445), respectively.

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

A. Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund is valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation polices.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with the procedures adopted by the Board of Trustees, the Fund applies fair value pricing on equity securities on a daily basis except for North American, Central American South American and Caribbean equity securities held in the portfolio by utilizing the quotations of an independent pricing service, unless the Adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net asset value.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

Investments in Securities	Level 1 Quoted Prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Common Stocks
Australia	$42,055	$1,367,188	$—	$1,409,243
Austria	—	26,665	—	26,665
Belgium	—	134,863	—	134,863
Bermuda	126,413	14,766	—	141,179
Canada	506,158	—	—	506,158
China	—	40,282	—	40,282
Denmark	9,693	122,134	—	131,827
Finland	60,689	40,723	—	101,412
France	7,701	438,324	—	446,025
Germany	—	410,261	—	410,261
Greece	—	24,221	—	24,221
Hong Kong	71,806	489,033	—	560,839
Israel	30,338	—	—	30,338
Italy	23,666	107,578	—	131,244
Japan	—	3,600,026	—	3,600,026
Netherlands	—	177,741	—	177,741
New Zealand	43,448	—	—	43,448
Norway	27,773	51,124	—	78,897
Portugal	—	60,466	—	60,466
Singapore	—	453,111	—	453,111
Slovak Republic	—	37,519	—	37,519
South Korea	51,745	1,065,867	—	1,117,612
Spain	—	266,927	—	266,927
Sweden	29,256	348,881	—	378,137
Switzerland	35,831	289,598	—	325,429
United Kingdom	44,960	485,389	—	530,349
United States	3,646,630	—	—	3,646,630

Total Common Stocks	$4,758,162	$10,052,687	$—	$14,810,849

Preferred Stock
Germany	—	11,777	—	11,777

Total Preferred Stock	—	11,777	—	11,777

Total Investments in Securities	$4,758,162	$10,064,464	$—	$14,822,626

ITEM 2. CONTROLS AND PROCEDURES

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	J.P. Morgan Exchange-Traded Fund Trust

By (Signature and Title)*	/s/ Robert Deutsch
Robert Deutsch
President and Principal Executive Officer

Date: September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert Deutsch
Robert Deutsch
President and Principal Executive Officer

Date: September 23, 2014

By (Signature and Title)*	/s/ Paul E. Shield
Paul E. Shield
Treasurer and Principal Financial Officer